Investments Accounted for by the Equity Method and Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified			1 Months Ended	12 Months Ended															1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 GenConn Energy LLC	Dec. 31, 2011 GenConn Energy LLC MW facility year	Dec. 31, 2010 GenConn Energy LLC generatingunit	Dec. 31, 2011 Sherbino I Wind Farm LLC	Dec. 31, 2008 Sherbino I Wind Farm LLC MW	Dec. 31, 2011 Texas Coastal Ventures, LLC year	Dec. 31, 2011 Gladstone Power Station MW	Dec. 31, 2011 United States Avenal Solar Holdings LLC	Dec. 31, 2011 United States GenConn Energy LLC	Dec. 31, 2011 United States Saguaro Power Company	Dec. 31, 2011 United States Sherbino I Wind Farm LLC	Dec. 31, 2011 United States Texas Coastal Ventures, LLC	Dec. 31, 2011 United States Energy Technology Ventures	Dec. 31, 2011 Australia Gladstone Power Station	Dec. 31, 2011 Non Recourse Debt [Member]	Dec. 31, 2010 Non Recourse Debt [Member]	Sep. 30, 2010 NRG Connecticut Peaking Development LLC, equity bridge loan facility, due 2010 and 2011 Devon project	Dec. 31, 2010 NRG Connecticut Peaking Development LLC, equity bridge loan facility, due 2010 and 2011 GenConn Energy LLC	Dec. 31, 2011 NRG Connecticut Peaking Development LLC, equity bridge loan facility, due 2010 and 2011 GenConn Energy LLC Devon project	Dec. 31, 2011 NRG Connecticut Peaking Development LLC, equity bridge loan facility, due 2010 and 2011 Non Recourse Debt [Member]	Dec. 31, 2010 NRG Connecticut Peaking Development LLC, equity bridge loan facility, due 2010 and 2011 Non Recourse Debt [Member]	Apr. 30, 2009 GenConn Facility [Member] GenConn Energy LLC Devon and Middletown project	Dec. 31, 2011 GenConn Facility [Member] GenConn Energy LLC Devon and Middletown project	Dec. 31, 2011 GenConn Facility [Member] Non Recourse Debt [Member] GenConn Energy LLC Devon and Middletown project	Apr. 30, 2009 GenConn Facility [Member] Non Recourse Debt [Member] GenConn Energy LLC Devon and Middletown project	Apr. 30, 2009 GenConn Working Capital Facility [Member] GenConn Energy LLC Devon and Middletown project year	Apr. 30, 2009 GenConn Working Capital Facility [Member] Non Recourse Debt [Member] GenConn Energy LLC Devon and Middletown project	Dec. 31, 2008 Sherbino I Wind Farm LLC Term Loan Facility [Member] Non Recourse Debt [Member] Sherbino I Wind Farm LLC	Dec. 31, 2011 Sherbino I Wind Farm LLC Term Loan Facility [Member] Non Recourse Debt [Member] Sherbino I Wind Farm LLC
Investments Accounted for by the Equity Method
Economic interest in equity method investments (as a percent)				50.00%			50.00%	50.00%	37.50%	50.00%	50.00%	50.00%	50.00%	50.00%	33.30%	37.50%
Number of peaking facilities to be constructed				2
Undistributed earnings by equity investment	$ 150	$ 160
Power generation capacity of the peaking facility to be constructed in Connecticut (in MW)				200
Term of contract with Connecticut Light & Power Company (in years)				30
Number of units reached commercial operation at the peaking generation facilities					4
Generation capacity (in MW)							150		1,613
Long-term debt	9,729	9,104															1,796	724				0	61
Note receivable due from GenConn	120	177																		62
Repayments of debt																			55		61				6
Promissory note conversion into equity			56	62
Equity investments in affiliates	640	536		131
Percentage of Project Construction Costs, Secured by Equity Method Investee																								50.00%
Length of term loan facility (in years)																								7						15
Length of revolving working capital loan and letter of credit facility (in years)																												5
Term of CO2 supply agreement (in years)								20
Maximum borrowing capacity under line of credit facility																											291		48
Line of credit facility, amount outstanding																										237					125
Maximum exposure to loss						$ 100		$ 48